Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Benefits to key management personnel

The Company's key management personnel in 2018, consists of 27 individuals, of whom 14 are not employed by the company (directors). The number of key management personnel in 2018, includes 7 individuals whose tenure was terminated during 2018. The Company's key management personnel in 2017, consisted of 21 individuals, of whom 10 were not employed by the Company (directors).

For the year ended December 31
2018	2017
$ millions	$ millions

Short-term benefits	11	8
Post-employment benefits	1	1
Share-based payments	4	4

Total *	16	13

* To interested parties employed by the Company	5	4
* To interested parties not employed by the Company	1	1

Transactions with related and interested parties

D. Transactions with related and interested parties

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Sales	5	8	35
Cost of sales	19	97	113
Selling, transport and marketing expenses	7	8	7
Financing expenses (income), net	3	(9)	-
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

Balances with interested parties	Composition:
As at December 31
2018	2017
$ millions	$ millions

Other current assets	28	38

Other current liabilities	7	191